Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Due to Related Parties

Due from (to) related parties consist of the following:

		As of December 31, 2025	As of June 30, 2026
		HKD	HKD	USD
Prepayment from NCH	Common controlled by Ms. Siu	1,443,971	67,116,925	8,558,649
Due to NCH	Common controlled by Ms. Siu	(480,183)	—	—

Schedule of Related Party Transactions and Balances

In addition to the transactions and balances detailed elsewhere in these unaudited interim condensed consolidated financial statements, we also had the following transactions with related parties:

	For the six months ended June 30,
	2025	2026	2026
	HKD	HKD	USD
Agency income received by Neo-Concept UK from NCH	1,248,117	1,011,541	128,990
Purchase of apparel products from NCH	5,385,166	22,068,044	2,814,083
Rental expense paid to NCH	360,000	360,000	45,907
Advance from HCH	—	91,330,577	11,646,337
Repay to HCH	—	91,810,760	11,707,569